Financial Instruments (Details) - 12 months ended Dec. 31, 2022 - Currency risk [member] - Hedges of net investment in foreign operations [member] € in Millions, ₪ in Millions, $ in Millions		EUR (€)	ILS (₪)	USD ($)
Ruach Beresheet Project [Member]
Disclosure of detailed information about financial instruments [line items]
Type of hedge		Foreign currency forward contracts
Project	[1]	Ruach Beresheet
Amount receivable in transaction currency | €	[1]	€ 22
Amount payable in transaction currency | ₪	[1]		₪ 82.0
Expiration date	[1]	February - March 2023
Fair value	[1]			$ 0.4
Storage Project [Member]
Disclosure of detailed information about financial instruments [line items]
Type of hedge		Purchase of call options and sale of put options
Project	[1]	Storage
Amount receivable in transaction currency	[1]			45.5
Amount payable in transaction currency | ₪	[1]		₪ 156.1
Expiration date	[1]	January 2023
Fair value	[1]			$ 1.1

[1]	Hedging transaction to hedge against the EUR/NIS exchange rate and the USD/NIS exchange rate, based on the schedule of payments to the EPC contractor.